SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 27, 2020
Accounting Policies [Abstract]
Schedule of retail entities

				Ownership
Entity		Location	Purpose	2020	2019

Nature’s Cure, Inc.	(1)(3)	Los Angeles - LAX Airport	Dispensary	0%	0%
LAX Fund II Group, LLC	(1)(4)			0%	0%
Venice Caregiver Foundation, Inc.	(2)(3)	Venice Beach - Abbot Kinney	Dispensary	0%	0%

(1)	Nature’s Cure, Inc. is wholly-owned by MedMen Opportunity Fund II, LP, a related party, and under control of the Company through a management agreement. The Company does not hold any ownership interests in the entity.
(2)	Venice Caregivers Foundation, Inc. is wholly-owned by MedMen Opportunity Fund II, LP, a related party, and under control of the Company through a management agreement. The Company does not hold any ownership interests in the entity.
(3)	California Corporation
(4)	California Limited Liability Company

Schedule of corporate entities

				Ownership
Entity		Location	Purpose	2020	2019

MM CAN USA, Inc.	(5)	California	Manager of MM Enterprises USA, LLC	100%	100%
MM Enterprises USA, LLC	(8)	Delaware	Operating Entity	100%	100%
Convergence Management Services, Ltd.	(17)	Canada	Public Relations Entity	100%	0%

Schedule of management entities

				Ownership
Subsidiaries		Location	Purpose	2020	2019

LCR SLP, LLC	(8)	Delaware	Holding Company	100%	100%
LCR Manager, LLC	(16)	Delaware	Manager of the Real Estate Investment Trust	0%	70%

Schedule of real estate entities

				Ownership
Subsidiaries		Location	Purpose	2020	2019

MMOF Venice Parking, LLC	(6)	Venice Beach - Lincoln Blvd.	Parking Lot	100%	100%
MME RE AK, LLC	(6)	Venice Beach - Abbot Kinney	Building	100%	100%
MMOF RE SD, LLC	(6)	San Diego - Kearny Mesa	Building	100%	100%
MMOF RE Vegas 2, LLC	(10)	Las Vegas - The Strip	Building	100%	100%
MMOF RE Fremont, LLC	(10)	Las Vegas - Downtown Arts District	Building	100%	100%
MME RE BH, LLC	(6)	Los Angeles - Beverly Hills	Building	100%	100%
NVGN RE Holdings, LLC	(10)	Nevada	Genetics R&D Facility	100%	100%

Schedule of retail entities

				Ownership
Subsidiaries		Location	Purpose	2020	2019

Manlin I, LLC	(1)(2)(6)	Los Angeles - West Hollywood	Dispensary	100%	100%
Farmacy Collective	(1)(3)(7)	Los Angeles - West Hollywood	Dispensary	100%	100%
The Source Santa Ana	(1)(4)(6)	Orange County - Santa Ana	Dispensary	100%	100%
SA Fund Group RT, LLC				100%	100%
CYON Corporation, Inc.	(5)	Los Angeles - Beverly Hills	Dispensary	100%	100%
BH Fund II Group, LLC	(6)			100%	100%
MMOF Downtown Collective, LLC	(6)	Los Angeles - Downtown	Dispensary	100%	100%
Advanced Patients’ Collective	(5)			100%	100%
DT Fund II Group, LLC	(5)			100%	100%
MMOF San Diego Retail, Inc.	(6)	San Diego - Kearny Mesa	Dispensary	100%	100%
San Diego Retail Group II, LLC	(5)			100%	100%
MMOF Venice, LLC	(6)	Venice Beach - Lincoln Blvd.	Dispensary	100%	100%
The Compassion Network, LLC	(5)			100%	100%
MMOF PD, LLC	(6)	Palm Desert	Dispensary	100%	100%
MMOF Palm Desert, Inc.	(5)			100%	100%
MMOF SM, LLC	(6)	Santa Monica	Dispensary	100%	100%
MMOF Santa Monica, Inc.	(5)			100%	100%
MMOF Fremont, LLC	(10)	Las Vegas - Downtown Arts District	Dispensary	100%	100%
MMOF Fremont Retail, Inc.	(9)			100%	100%
MME SF Retail, Inc.	(5)	San Francisco	Dispensary	100%	100%
MMOF Vegas, LLC	(10)	Las Vegas - North Las Vegas	Dispensary	100%	100%
MMOF Vegas Retail, Inc.	(9)			100%	100%
MMOF Vegas 2, LLC	(10)	Las Vegas - Cannacopia	Dispensary	100%	100%
MMOF Vegas Retail 2, Inc.	(9)			100%	100%
MME VMS, LLC	(7)	San Jose	Dispensary	100%	100%
Viktoriya’s Medical Supplies, LLC	(7)			100%	100%
Project Compassion Venture, LLC	(9)			100%	100%
Project Compassion Capital, LLC	(9)			100%	100%
Project Compassion NY, LLC	(9)			100%	100%

				Ownership
Subsidiaries		Location	Purpose	2020	2019

MedMen NY, Inc.	(11)	New York (Manhattan / Syracuse / Lake Success / Buffalo)	Dispensaries	100%	100%
MME IL Group LLC	(15)	Oak Park, Illinois	Dispensary	100%	100%
Future Transactions Holdings, LLC	(15)			100%	100%
MME Seaside, LLC	(6)	Seaside, California	Dispensary	100%	100%
PHSL, LLC	(6)			100%	100%
MME Sorrento Valley, LLC	(6)	San Diego - Sorrento Valley	Dispensary	100%	100%
Sure Felt, LLC	(6)			100%	100%
Rochambeau, Inc.	(5)	Emeryville, California	Dispensary	100%	100%
Kannaboost Technology, Inc.	(14)	Scottsdale and Tempe, Arizona	Dispensaries	100%	100%
CSI Solutions, LLC	(13)			100%	100%
MME AZ Group, LLC	(13)	Mesa, Arizona	Dispensary	100%	100%
EBA Holdings, Inc.	(14)			100%	100%
MattnJeremy, Inc.	(5)	Long Beach, California	Dispensary	100%	0%
Milkman, LLC	(6)	Grover Beach, California	Dispensary	100%	0%
MME 1001 North Retail, LLC	(15)	Chicago, Illinois	Dispensary	100%	0%
MME Evanston Retail, LLC	(15)	Evanston, Illinois	Dispensary	100%	0%

Schedule of cultivation entities

				Ownership
Subsidiaries		Location	Purpose	2020	2019

Project Mustang Development, LLC	(10)	Northern Nevada	Cultivation and Production Facility	100%	100%
The MedMen of Nevada 2, LLC	(10)			100%	100%
MMNV2 Holdings I, LLC	(10)			100%	100%
MMNV2 Holdings II, LLC	(10)			100%	100%
MMNV2 Holdings III, LLC	(10)			100%	100%
MMNV2 Holdings IV, LLC	(10)			100%	100%
MMNV2 Holdings V, LLC	(10)			100%	100%
Manlin DHS Development, LLC	(10)	Desert Hot Springs, California	Cultivation and Production Facility	100%	100%
Desert Hot Springs Green Horizon, Inc.	(7)			100%	100%
Project Compassion Venture, LLC	(8)	Utica, New York	Cultivation and Production Facility	100%	100%
EBA Holdings, Inc.	(14)	Mesa, Arizona	Cultivation and Production Facility	100%	100%
Kannaboost Technology, Inc.	(14)	Mesa, Arizona	Cultivation and Production Facility	100%	100%
CSI Solutions, LLC	(13)			100%	100%
MME Florida, LLC	(12)	Eustis, Florida	Cultivation and Production Facility	100%	100%

Schedule of property plant and equipment

Land	Not Depreciated
Buildings and Improvements	39 Years
Finance Lease Asset	Shorter of Lease Term or Economic Life
Right of Use Assets	10 - 20 Years
Furniture and Fixtures	3 - 7 Years
Leasehold Improvements	Shorter of Lease Term or Economic Life
Equipment and Software	3 - 7 Years
Construction in Progress	Not Depreciated

Schedule of intangible assets

Dispensary Licenses	15 Years
Customer Relationships	5 Years
Management Agreement	30 Years
Intellectual Property	10 Years
Capitalized Software	3 Years

Schedule of change in tax policy

Increase (Decrease)
Consolidated Balance Sheet
Property and Equipment, Net	$(6,105,588)
Deferred Tax Liabilities	$(9,540,007)
Accumulated Deficit	$3,434,419

Consolidated Statement of Operations
Provision for Income Taxes	$3,355,935
Net Loss and Comprehensive Loss Attributable to Shareholders of MedMen Enterprises Inc.	$3,355,935
Loss Per Share - Basic and Diluted Attributable to Shareholders of MedMen Enterprises Inc.	$0.03

Consolidated Statement of Cash Flows
Deferred Tax (Recovery) Expense	$(3,355,935)
Depreciation and Amortization	$(78,484)
Non - Cash Deferred Tax Impact on Property Purchases	$(6,184,072)

Schedule of financial instruments

	Amortized Cost	FVTPL	TOTAL

Financial Assets:
Cash and Cash Equivalents	$-	$10,093,925	$10,093,925
Restricted Cash	$-	$9,873	$9,873
Accounts Receivable	$963,997	$-	$963,997
Due from Related Party	$3,109,717	$-	$3,109,717
Investments	$-	$3,786,791	$3,786,791

Financial Liabilities:
Accounts Payable and Accrued Liabilities	$79,530,930	$-	$79,530,930
Other Liabilities	$10,780,504	$-	$10,780,504
Acquisition Consideration Related Liabilities	$-	$8,951,801	$8,951,801
Notes Payable	$168,998,605	$-	$168,998,605
Due to Related Party	$4,556,814	$-	$4,556,814
Derivative Liabilities	$-	$546,076	$546,076
Senior Secured Convertible Credit Facility	$166,368,463	$-	$166,368,463

The following table summarizes the Company’s financial instruments as of June 29, 2019:

	Amortized Cost	FVTPL	TOTAL

Financial Assets:
Cash and Cash Equivalents	$-	$33,226,370	$33,226,370
Restricted Cash	$-	$55,618	$55,618
Accounts Receivable	$621,945	$-	$621,945
Due from Related Party	$4,921,455	$-	$4,921,455
Investments	$-	$13,018,791	$13,018,791

Financial Liabilities:
Accounts Payable and Accrued Liabilities	$47,610,197	$-	$47,610,197
Other Liabilities	$2,872,380	$-	$2,872,380
Acquisition Consideration Related Liabilities	$-	$774,000	$774,000
Notes Payable	$172,747,559	$-	$172,747,559
Due to Related Party	$5,640,817	$-	$5,640,817
Derivative Liabilities	$-	$9,343,485	$9,343,485
Senior Secured Convertible Credit Facility	$86,855,415	$-	$86,855,415